UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

 (Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Prasad Growth Fund
	Schedule of Investments
	June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 10.84%

Business Services (Miscellaneous) - 1.19%
5,000	China Direct Industries, Inc. *	$ 5,700

Drug (Biomedical Genetic) - 1.05%
2,000	American Oriental Bio Bioengineering, Inc. *	5,040

Electronic (Semiconductor Manufacturing) - 1.08%
1,000	LDK Solar Co., Ltd. *	5,170

Internet (E:Commerce) - 1.33%
1,600	The9 Limited *	6,368

Internet (Service Providers) - 1.34%
2,700	GigaMedia Ltd. *	6,426

Pollution control (Equipment) - 2.49%
500	Rino International Corp. *	6,255
1,000	SmartHeat, Inc. *	5,710
		11,965
Retail (Drug Stores) - 1.32%
2,000	China Nepstar Chain Drugstore Ltd.	6,340

Steel (Basic) - 1.04%
3,600	China Precision Steel, Inc. *	5,004

TOTAL FOR COMMON STOCK (Cost $56,910) - 10.84%		$ 52,013

EXCHANGE TRADED FUNDS - 63.46%

300	Direxion China Bear *	$ 10,332
1,000	Direxion Developed Markets Bear *	19,140
400	Direxion Emerging Markets Bear *	19,920
2,000	Direxion Enegy Bear *	26,900
2,000	Direxion Financial Bear *	34,842
1,000	Direxion Mid Cap Bear *	21,850
4,000	Direxion Real Estate Bear *	31,240
12,000	Direxion Small Cap Bear *	98,160
2,300	Direxion Technology Bear *	23,460
1,000	UltraShort Semiconductor ProShares *	18,610

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $292,970) - 63.46%		$ 304,454

OPTIONS -1.47%

Underlying Security
Expiration Date/Exercise Price
Shares Subject
to Call		Value
	Direxion Small Cap Bear
1,000	July 2010 Call @ 7.00	$ 1,370

	Direxion Small Cap Bear
5,600	July 2010 Call @ 9.00	2,688

	Direxion Small Cap Bear
1,000	October 2010 Call @ 7.00	2,450

Shares Subject
to Put
	PowerShares QQQ
300	July 2010 Put @ 44.00	555

	Total (Premiums Paid $10,395) - 1.47%	$ 7,063

SHORT TERM INVESTMENTS - 24.36%
116,457	Fidelity Governmental Fund 57, 0.24% ** (Cost $116,457)	$ 116,457
393	Short Term Investments Trust 0.01% ** (Cost $393)	393
	Total Short Term Investments (Cost $116,850)	116,850

TOTAL INVESTMENTS (Cost $477,125) - 100.13%		$ 480,380

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13%)		(604)

NET ASSETS - 100.00%		$ 479,776

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS

At June 30, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $477,125 amounted to $3,255 which consisted of aggregate gross unrealized appreciation of  $17,764 and aggregate gross unrealized depreciation of $14,509.

2. SECURITY VALUATION

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$52,013	$0	$0	$52,013
Exchange Traded Funds	$304,454	$0	$0	$304,454
Option Premiums	$7,063	$0	$0	$7,063
Cash Equivalents	$116,850	$0	$0	$116,850
Total	$480,380	$0	$0	$480,380

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.